Share-Based Compensation (Details 1) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Shares, Outstanding | shares	413,752
Number of Shares, Granted | shares	91,562
Number of Shares, Acquired in conjunction with merger with Alcobra Ltd. | shares	418,667
Number of Shares, Exercised | shares	(378,343)
Number of Shares, Forfeited/cancelled | shares	(201,583)
Number of Shares, Outstanding | shares	344,055
Number of Shares, Exercisable – December 31, 2017 | shares	268,888
Number of Shares, Exercisable and expected to vest – December 31, 2017 | shares	344,055
Weighted-Average Exercise Price, Outstanding | $ / shares	$ 2.15
Weighted-Average Exercise Price, Granted | $ / shares	1.02
Weighted-Average Exercise Price, Acquired in conjunction with merger with Alcobra Ltd. | $ / shares	26.37
Weighted-Average Exercise Price, Exercised | $ / shares	2.61
Weighted-Average Exercise Price, Forfeited/cancelled | $ / shares	39.90
Weighted-Average Exercise Price, Outstanding | $ / shares	8.70
Weighted-Average Exercise Price, Exercisable – December 31, 2017 | $ / shares	3.25
Weighted-Average Exercise Price, Exercisable and expected to vest – December 31, 2017 | $ / shares	$ 8.70
Weighted-Average Remaining Contractual Term (Years), Outstanding – December 31, 2017	6 years 1 month 6 days
Weighted-Average Remaining Contractual Term (Years), Exercisable – December 31, 2017	5 years 4 months 24 days
Weighted-Average Remaining Contractual Term (Years), Exercisable and expected to vest – December 31, 2017	6 years 1 month 6 days
Aggregate Intrinsic Value, Exercised | $	$ 504
Aggregate Intrinsic Value, Outstanding – December 31, 2017 | $	1,181
Aggregate Intrinsic Value, Exercisable – December 31, 2017 | $	709
Aggregate Intrinsic Value, Exercisable and expected to vest – December 31, 2017 | $	$ 1,181